Wilmington Managed Allocation Fund - Moderate Growth II
WILMINGTON MANAGED ALLOCATION FUND – MODERATE GROWTH II SUMMARY
Investment Goal
The investment goal of the Wilmington Managed Allocation Fund – Moderate Growth II (the Fund) is to seek capital appreciation, and secondarily, income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. It does not reflect any additional fees or expenses that may be imposed by separate accounts on insurance companies or in connection with any variable annuity or variable life insurance contract. If these had been included, your costs would be higher.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (USD $)	Wilmington Managed Allocation Fund - Moderate Growth II
Fees Paid Directly From Your Investment

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Wilmington Managed Allocation Fund - Moderate Growth II
Management Fee		0.25%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		0.81%
Acquired Fund Fees and Expenses		0.94%
Total Annual Fund Operating Expenses		2.25%
Fee Waivers and/or Expense Reimbursements	[1]	0.57%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	1.68%
[1]	Wilmington Funds Management Corporation (WFMC or Advisor) has contractually agreed to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse certain operating expenses of the Fund in order to limit the Fund's Total Annual Fund operating expenses, exclusive of Acquired Fund Fees and Expenses, to not more than 0.74% of the Fund's average daily net assets through April 30, 2013. The Board of Trustees (Board or Trustees) of the Wilmington Funds may terminate the waiver if it determines that it is in the best interests of the shareholders of the Fund to do so.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It does not reflect any additional fees or expenses that may be imposed by separate accounts on insurance companies or in connection with any variable annuity or variable life insurance contract.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Wilmington Managed Allocation Fund - Moderate Growth II	171	649	1,154	2,542

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund seeks to achieve its objective by investing in a combination of underlying Wilmington Funds (Underlying Funds) managed by the Advisor. The Fund’s assets are allocated among Underlying Funds that invest primarily in three asset classes, equity funds, fixed income funds and money market funds, so that the Fund normally has exposure to each of these asset classes. The amount allocated among the Underlying Funds will vary from time to time in an attempt to achieve the Fund’s goal based upon the Advisor’s view of economic conditions. The largest allocations normally are to Underlying Funds that invest primarily in equity securities (Underlying Equity Funds), but at times the amount allocated to Underlying Funds that invest primarily in fixed income securities, including non-investment grade securities, (Underlying Fixed Income Funds) and money market funds (Underlying Money Market Funds) can be higher than the amount allocated to Underlying Equity Funds. Each Underlying Equity Fund employs a growth, value or blended style of investing in domestic or foreign stocks and, together, the Underlying Equity Funds invest in companies representing a wide range of market capitalizations.
Principal Risks of Investing in the Fund
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:
  Risk Related to Investment in Underlying Funds. The investment performance of the Fund is affected by the investment performance of the Underlying Funds in which the Fund invests. The ability of the Fund to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the decisions of WFMC, as investment advisor, regarding the allocation of the Fund’s assets among the Underlying Funds. There can be no assurance that the investment objective of the Fund or any Underlying Fund will be achieved. Through its investments in Underlying Funds, the Fund is subject to the risks of the Underlying Funds’ investments. Certain of the risks of the Underlying Funds’ investments are described below. In addition, both the Fund and the Underlying Funds in which it invests bear fees and expenses, so investment in the Fund may be subject to certain duplicate expenses. The Advisor is subject to certain conflicts of interest in choosing the Underlying Funds in which the Fund may invest.
  Stock Market Risk. The risk posed by the fact that the values of equity securities rise and fall.
  Risk Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.
  Risk Related to Investing for Value. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks and therefore may lag behind growth stocks in an up market.
  Risk Related to Company Size. The risk posed by mid- and small-market capitalization companies tending to have fewer shareholders, less liquidity, more volatility, unproven trace records, limited product or service base and limited access to capital. These risks are greater for small-market capitalization stocks.
  Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities fall when interest rates rise and vice versa.
  Credit Risk. The possibility that an issuer will default on a security by failing to pay interest or principal when due.
  Call Risk. The possibility that an issuer may redeem a fixed income security before maturity at a price below its current market price.
  Prepayment Risk. The risk posed by the relative volatility of mortgage-backed securities. The likelihood of prepayments increases in a declining interest rate environment and decreases in a rising interest rate environment. This adversely affects the value of these securities.
  Risks Associated with Non-Investment Grade Securities. Securities rated below investment grade (which are typically referred to as junk bonds) generally entail greater interest rate and credit risks than investment grade securities.
  Risk of Foreign Investing. Foreign economic, political or regulatory conditions may be less favorable than those of the United States.
  Expenses of Investing in Other Funds. Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund and the Underlying Funds in which it will invest will each bear these expenses, so investors in the Fund may bear higher expenses than a fund that invests directly in equity, fixed income or money market securities. These estimated expenses of the Underlying Funds are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

Performance Information
The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years and for the life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance reflected in the bar chart for the Fund does not reflect any insurance company separate account charges or recurring shareholder account fees, which, if reflected, would lower returns. The table shows returns for the Fund’s primary broad-based market indices, the Russell 3000 Index, and the Barclays Capital U.S. Aggregate Bond Index (BCAB), which are used to show how the Fund’s performance compares with the returns of an index of funds or securities with similar investment goals. The Fund also compares its performance to the Moderate Blended Index constructed by the Advisor. Unlike the Fund’s returns, the index returns do not reflect a deduction for fees, expenses or taxes.

Performance Over 9 Years

Best Quarter 15.23% 6/30/2009 Worst Quarter (14.91)% 12/31/2008 The Fund’s total return for the three-month period from January 1, 2012 to March 31, 2012 was 8.04%.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	1 Year		5 Years		Life of Fund		Inception Date
Wilmington Managed Allocation Fund - Moderate Growth II	(5.51%)		(0.10%)		2.98%		Jun. 17, 2002
Russell 3000 Index (reflects no deduction for fees, expenses or taxes) Wilmington Managed Allocation Fund - Moderate Growth II	1.03%		(0.01%)		4.63%		Jun. 17, 2002
BCAB (reflects no deduction for fees, expenses or taxes) Wilmington Managed Allocation Fund - Moderate Growth II	7.84%		6.50%		5.65%		Jun. 17, 2002
Moderate Blended Index (reflects no deductions for fees, expenses or taxes) Wilmington Managed Allocation Fund - Moderate Growth II	(0.99%)	[1]	1.49%	[1]	5.40%	[1]	Jun. 17, 2002
S&P 500 (reflects no deductions for fees, expenses or taxes) Wilmington Managed Allocation Fund - Moderate Growth II	2.11%	[2]	(0.25%)	[2]	4.11%	[2]	Jun. 17, 2002
[1]	Effective March 12, 2012, the Fund replaced the Blended Benchmark with the Moderate Blended Index as a secondary benchmark for the Fund, because the Moderate Blended Index is a more appropriate benchmark for the Fund. The Moderate Blended Index is calculated by the Advisor and represents the weighted returns of the following indices: 27% Russell 3000 Index; 20% Barclays Capital U.S. Aggregate Bond Index; 18% MSCI All Country World ex-US Investable Market Index; 7.5% HFRX Absolute Index; 7.5% HFRX Global Index; 7% Barclays Capital Global Aggregate ex-US (unhedged) Index; 5% Barclays Capital World Government Inflation-Linked Bond Index (hedged USD); 3.5% S&P Global Developed Property Index; 1.5% Dow Jones-UBS Commodity Index; and 3% Citigroup 3-Month T-Bill.
[2]	Effective March 12, 2012, the Fund replaced the S&P 500 Index with the Russell 3000 Index as the primary benchmark for the Fund, because the Russell 3000 Index is a more appropriate benchmark for the Fund.